Finance Lease Obligation (Schedule of Finance Lease Obligation Aggregate Annual Maturities) (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease obligations	€ 3,690	€ 4,020
Current maturities	330	318
Finance lease obligation	4,020	4,338
Second year [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease obligations	342	329
Third year [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease obligations	354	342
Fourth year [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease obligations	366	354
Fifth year [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease obligations	379	366
Sixth year and thereafter [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease obligations	€ 2,249	€ 2,629